Major Group Investments - direct and indirect	12 Months Ended
Dec. 31, 2019
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Major Group Investments - direct and indirect
4 4 .	Major Group Investments - direct and indirect
for the year ended 31 December

		Shares held		Group beneficial interest
	Notes	2019	2018	2019%	2018%
SUBSIDIARIES
Unlisted
Abosso Goldfields Ltd 6
- Class “A” shares	1	49,734,000	49,734,000	90.0%	90.0%
- Class “B” shares	1	4,266,000	4,266,000	90.0%	90.0%
Agnew Gold Mining Company Pty Ltd	2	54,924,757	54,924,757	100.0%	100.0%
Beatrix Mines Ltd	3	96,549,020	96,549,020	100.0%	100.0%
Beatrix Mining Ventures Ltd	3	9,625,001	9,625,001	100.0%	100.0%
Darlot Mining Company Pty Ltd	2	1	1	100.0%	100.0%
Driefontein Consolidated (Pty) Ltd	3	1,000	1,000	100.0%	100.0%
GFI Joint Venture Holdings (Pty) Ltd	3	311,668,564	311,668,564	100.0%	100.0%
GFL Mining Services Ltd	3	235,676,387	235,676,387	100.0%	100.0%
Gold Fields Ghana Ltd 7	1	900	900	90.0%	90.0%
Gold Fields Group Services (Pty) Ltd	3	1	1	100.0%	100.0%
Gold Fields Holdings Company (BVI) Ltd	5	4,084	4,084	100.0%	100.0%
Gold Fields La Cima S.A. 8	4	1,426,050,205	1,426,050,205	99.5%	99.5%
Gold Fields Operations Ltd	3	156,279,947	156,279,947	100.0%	100.0%
Gold Fields Orogen Holding (BVI) Ltd	5	356	356	100.0%	100.0%
Gruyere Mining Company Pty Ltd	2	1	1	100.0%	100.0%
GSM Mining Company Pty Ltd	2	1	1	100.0%	100.0%
Kloof Gold Mining Company Ltd	3	138,600,000	138,600,000	100.0%	100.0%
Newshelf 899 (Pty) Ltd 9	3	90,000,000	90,000,000	100.0%	100.0%
St Ives Gold Mining Company Pty Ltd	2	281,051,329	281,051,329	100.0%	100.0%

Total

1	Incorporated in Ghana.
2	Incorporated in Australia.
3	Incorporated in the Republic of South Africa.
4	Incorporated in Peru.
5	Incorporated in the British Virgin Islands.
6	Abosso Goldfields Ltd (“Abosso”) owns the Damang operation in Ghana. The accumulated non-controlling
interest of Abosso at 31 December 2019 amounts to US$7.9 million (2018: US$5.2 million). No dividends were paid to non-controlling
interest during 2019 or 2018. Refer to the segment reporting, note 43, for summarised financial information of Damang.
7	Gold Fields Ghana Ltd (“GFG”) owns the Tarkwa operation in Ghana. The accumulated non-controlling
interest of GFG at 31 December 2019 amounts to US$125.5 million (2018: US$115.3 million). A dividend of US$2.0 million was advanced to non-controlling
interest during 2019 (2018: US$9.2 million). Refer to the segment reporting, note 43, for summarised financial information of Tarkwa.
8	Gold Fields La Cima S.A. (“La Cima”) owns the Cerro Corona operation in Peru. The accumulated non-controlling
interest of La Cima at 31 December 2019 amounts to US$2.1 million (2018: US$1.9 million). A dividend of US$0.2 million was paid to non-controlling
interest during 2019 (2018: US$0.6 million). Refer to the segment reporting, note 43, financial information of Cerro Corona.
9	Newshelf is the holding company of GFIJVH and GFO which own the South Deep mine. In terms of the South Deep BEE agreement, there is an agreed phase-in
participation of BEE partners over 20 years. The BEE partners’ stake will ultimatelely be 10%, resulting in a 90% holding by Newshelf.

	Shares held		Group beneficial interest
	2019	2018	2019%	2018%
OTHER 1
Listed associates
Maverix Metals Incorporated (“Maverix”) 2	—	42,850,000	—	19.9%
Rusoro Mining Limited	140,000,001	140,000,001	25.7%	25.7%
Joint venture
Far Southeast Gold Resources Incorporated	1,737,699	1,737,699	40.0%	40.0%
Asanko Gold Ghana Limited	450,000,000	450,000,000	45.0%	45.0%
Adansi Gold Company Limited	100,000	100,000	50.0%	50.0%
Shika Group Finance Limited	10,000	10,000	50.0%	50.0%
Listed equity investments
Asanko Gold Inc.	22 354 657	22 354 657	9.9%	9.9%
Bezant Resources PLC	17,945,922	17,945,922	1.8%	1.8%
Cardinal Resources Limited 3	81,038,233	42,818,182	16.4%	11.3%
Cardinal Resources Limited (Options) 4	—	38,220,051	—	25.8%
RareX Limited	710,592	17,764,783	0.2%	0.5%
Consolidated Woodjam Copper Corporation 3	16,115,740	16,115,740	19.9%	19.9%
Gold Road Resources Limited 5	—	87,117,909	—	9.9%
Hummingbird Resources PLC 5	—	21,258,503	—	6.0%
Lefroy Exploration Limited 3	18,214,535	14,764,535	18.4%	18.2%
Magmatic Resources Limited	19,200,000	17,600,000	12.5%	15.0%
Orsu Metals Corp	2,613,491	2,613,491	6.2%	7.2%
Red 5 Limited 5	—	246,875,821	—	19.9%
Chakana Copper Corp 3	15,686,275	—	16.8%	—

1	Only major investments are listed individually.
2	Maverix was disposed of during 2019, refer note 16.1 c
3	An assessment has been performed and the Group does not have significant influence.
4	The Cardinal Resources Limited options were converted to shares in 2019.
5	Disposed of during 2019.